Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary of Annual Changes in Proved Reserves of Oil (Detail)	12 Months Ended
	Mar. 31, 2020 MMBoe GWh MW-M bbl MMBbls Bcf	Mar. 31, 2019 MMBoe MW-M bbl MMBbls Bcf	Mar. 31, 2018 MMBoe GWh MW-M bbl MMBbls Bcf
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Beginning balance | MMBoe	142.72	49.22	58.51
Revisions of previous estimates | MMBoe	12.47	114.68	16.94
Extensions and discoveries | MMBoe	0.04	2.77	0.23
Improved Recovery	0	4.88	2.96
Ending balance | MMBoe	123.88	142.72	49.22
Oil [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Beginning balance	126.83	47.36	57.56
Revisions of previous estimates	5.40	99.82	15.11
Extensions and discoveries	0.04	2.31	0.23
Improved Recovery	0	4.87	2.96
Sales of reserves	0	0	0
Purchases of reserves	0	0	0
Production for the year	(28.23)	(27.53)	(28.50)
Ending balance	104.04	126.83	47.36
Net proved developed reserves:
Total net proved developed reserves | MMBbls	91.49	101.40	38.59
Total net proved undeveloped reserves | MMBbls	12.55	25.43	8.77
Natural Gas [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Beginning balance | MW-M	95.37	11.16	5.71
Revisions of previous estimates | MW-M	42.37	89.22	10.95
Extensions and discoveries | MW-M	0	2.75
Improved Recovery | MW-M	0	0.05
Production for the year | MW-M	(18.71)	(7.81)	(5.50)
Ending balance | MW-M	119.02	95.37	11.16
Net proved developed reserves:
Total net proved developed reserves | Bcf	100.45	56.45	9.87
Total net proved undeveloped reserves | Bcf	18.57	38.92	1.29
India [member] | Oil [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Beginning balance	126.83	47.36	57.56
Revisions of previous estimates	5.40	99.82	15.11
Extensions and discoveries	0.04	2.31	0.23
Improved Recovery	0	4.87	2.96
Sales of reserves	0	0	0
Purchases of reserves	0	0	0
Production for the year	(28.23)	(27.53)	(28.50)
Ending balance	104.04	126.83	47.36
Net proved developed reserves:
Total net proved developed reserves | MMBbls	91.49	101.40	38.59
Total net proved undeveloped reserves | MMBbls	12.55	25.43	8.77
India [member] | Natural Gas [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Beginning balance | MW-M	95.37	11.16	5.71
Revisions of previous estimates | MW-M	42.37	89.22	10.95
Extensions and discoveries | MW-M	0	2.75
Improved Recovery | MW-M	0	0.05
Sales of reserves | MW-M	0	0	0
Purchases of reserves	0	0	0
Production for the year | MW-M	(18.71)	(7.81)	(5.50)
Ending balance | MW-M	119.02	95.37	11.16
Net proved developed reserves:
Total net proved developed reserves | Bcf	100.45	56.45	9.87
Total net proved undeveloped reserves | Bcf	18.57	38.92	1.29
Sri Lanka [member] | Oil [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Sales of reserves	0	0	0
Purchases of reserves	0	0	0
Net proved developed reserves:
Total net proved developed reserves | MMBbls	0	0	0
Total net proved undeveloped reserves | MMBbls	0	0	0
Sri Lanka [member] | Natural Gas [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Sales of reserves | MW-M	0	0	0
Purchases of reserves	0	0	0
Net proved developed reserves:
Total net proved developed reserves | Bcf	0	0	0
Total net proved undeveloped reserves | Bcf	0	0	0
South Africa [member] | Oil [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Sales of reserves	0	0	0
Purchases of reserves	0	0	0
Net proved developed reserves:
Total net proved developed reserves | MMBbls	0	0	0
Total net proved undeveloped reserves | MMBbls	0	0	0
South Africa [member] | Natural Gas [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Sales of reserves | MW-M	0	0	0
Purchases of reserves | MW-M	0	0	0
Net proved developed reserves:
Total net proved developed reserves | Bcf	0	0	0
Total net proved undeveloped reserves | Bcf	0	0	0